ORGANIZATION AND BUSINESS DESCRIPTION (Tables)	9 Months Ended
Mar. 31, 2025
Accounting Policies [Abstract]
SCHEDULE OF SUBSIDIARIES

Schedule of subsidiaries
	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct or indirect economic interest
Subsidiaries
Golden Star Acquisition Corporation (“Golden Star”)	January 24, 2025	Cayman Islands	100%
Joypub Holding Limited (“Joypub”)	December 9, 2020	BVI	100%
Gamehaus Inc. (“Gamehaus Inc.”)	December 2, 2022	Cayman Islands	100%
Gamehaus PTE LTD (“Gamehaus SG”)	May 25, 2022	Singapore	100%
Gamehaus Limited (“Gamehaus HK”)	January 7, 2021	Hong Kong	100%
Gamepromo Co., Limited (“Gamepromo”)	May 17, 2021	Hong Kong	100%
Shanghai Haoyu Technology Co., Ltd. (“Haoyu SH”)	September 30, 2022	PRC	100%
Chongqing Haohan Network Technology Co., Ltd. (“Haohan CQ”)	March 4, 2021	PRC	100%
Beijing Haoyou Network Technology Co., Ltd. (“Haoyou BJ”)	April 8, 2021	PRC	100%
Chongqing Fanfengjian Network Technology Co., Ltd. (“Fanfengjian CQ”)	April 16, 2021	PRC	70%
Shanghai Fanfengjian Network Technology Co., Ltd. (“Fanfengjian SH”)	November 19, 2021	PRC	70%
Shanghai Kuangre Network Technology Co., Ltd. (“Kuangre SH”)	August 25, 2016	PRC	100%
Dataverse Co., Limited (“Dataverse”)	September 9, 2016	Hong Kong	100%
Avid.ly Co., Limited (“Avid.ly”)*	June 21, 2017	Hong Kong	100%

*	The entity was deregistered on May 2, 2025. Since the operation of the entity was transferred to the other entities of the Company, the deregistration did not have a material impact on the Company’s unaudited condensed consolidated financial statements for the nine months ended March 31, 2025 and 2024.

SCHEDULE OF NET INCOME PER SHARE BEFORE AND AFTER THE RETROSPECTIVE ADJUSTMENTS

The net income per share before and after the retrospective adjustments are as follows.

	For the Nine Months Ended March 31, 2024
	Before adjustment	After adjustment
Net income attributable to Gamehaus Holdings Inc.’s shareholders per share
—Basic and diluted	$0.04	$0.11

SCHEDULE OF OPENING AND CLOSING BALANCES IN CONTRACT LIABILITIES AND ACCOUNTS RECEIVABLE

The following table summarizes the Company’s opening and closing balances in contract liabilities and accounts receivable:

	Accounts Receivable	Contract Liabilities
Balance as of June 30, 2024	11,024,450	2,830,068
Balance as of March 31, 2025	11,346,858	3,342,088

SCHEDULE OF PLANT AND EQUIPMENT

Plant and equipment are recorded at cost. Depreciation is provided in amounts sufficient to recognize the cost of the related assets over their useful lives using the straight-line method, as follows:

Category	Estimated useful lives	Residual value
Electronic equipment	3 years	5%
Transportation equipment	5 years	5%

SCHEDULE OF INTANGIBLE ASSETS USEFUL LIFE

Intangible assets acquired are recorded at cost less accumulated amortization. Amortization is provided in amounts sufficient to recognize the cost of the related assets over their useful lives using the straight-line method, as follows:

Useful life
Developed games	2-7 years
Royalties	5-8 years
Copyright	8-10 years

SCHEDULE OF FOREIGN CURRENCY TRANSLATION

	March 31, 2025	June 30, 2024
Balance sheet items, except for equity accounts	$1=RMB7.2567	$1=RMB7.2672

	For the Nine Months Ended March 31
	2025	2024
Items in the statements of income and cash flows	$1=RMB7.2070	$1=RMB7.2193